DERIVATIVES AND HEDGING ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
Schedule of fair value of derivative instruments

	Consolidated Statement of Financial Position Location	June 30, 2012	December 31, 2011
Interest rate swaps	Other non-current liabilities	$—	$30,094

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

Schedule of effect of the company's interest rate swaps on the consolidated statements of income (loss)

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$—	$(14,946)	$(4,256)	$(12,712)
Amount of loss reclassified from accumulated OCI into earnings (effective portion)	—	(1,674)	(2,600)	(1,674)
Amount of loss recognized in earnings (ineffective portion)(2)	—	(1,235)	(31,079)	(3,388)

(1)          “OCI” represents other comprehensive income.

(2)          For the six months ended June 30, 2012, amount represents loss due to missed forecasted transaction and is recorded as a component of non-operating expenses in the accompanying consolidated statement of loss. For the three and six months ended June 30, 2011, amount represents ineffectiveness and is recorded as a component of interest expense—net in the accompanying consolidated statement of income.

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" re1presents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.

Schedule of notional amount and fair value of put rights included in other non-current assets

	December 31, 2011		December 31, 2010
		Fair Value		Fair Value
	Notional Amount	Derivative Asset	Notional Amount	Derivative Asset
Free-standing put rights	$978,883	$—	$870,402	$800

Schedule of net losses recorded as a component of non-operating expenses

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Free-standing put rights	$(800)	$(4,300)	$(9,100)